Commitments, Contingencies and Other Matters (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	May 31, 2009 Contract Research and Development Arrangement	May 30, 2009 Contract Research and Development Arrangement	May 31, 2009 Contract Research and Development Arrangement CNY	Mar. 31, 2014 Contract Research and Development Arrangement Yantai Tianzheng	Mar. 31, 2013 Contract Research and Development Arrangement Yantai Tianzheng	Jun. 30, 2013 Contract Research and Development Arrangement Yantai Tianzheng	Jun. 30, 2012 Contract Research and Development Arrangement Yantai Tianzheng	Mar. 31, 2014 Tongbi Capsules	Mar. 31, 2013 Tongbi Capsules	Mar. 31, 2014 Tongbi Capsules	Mar. 31, 2013 Tongbi Capsules	Jun. 30, 2013 Tongbi Capsules	Jun. 30, 2012 Tongbi Capsules	Mar. 31, 2014 Tongbi Tablet	Mar. 31, 2013 Tongbi Tablet	Mar. 31, 2014 Tongbi Tablet	Mar. 31, 2013 Tongbi Tablet	Jun. 30, 2013 Tongbi Tablet	Jun. 30, 2012 Tongbi Tablet	Mar. 31, 2014 Lung Nourishing Syrup	Mar. 31, 2013 Lung Nourishing Syrup	Mar. 31, 2014 Lung Nourishing Syrup	Mar. 31, 2013 Lung Nourishing Syrup	Jun. 30, 2013 Lung Nourishing Syrup	Jun. 30, 2012 Lung Nourishing Syrup	Mar. 31, 2014 Zhengxintai Capsules	Mar. 31, 2013 Zhengxintai Capsules	Mar. 31, 2014 Zhengxintai Capsules	Mar. 31, 2013 Zhengxintai Capsules	Jun. 30, 2013 Zhengxintai Capsules	Jun. 30, 2012 Zhengxintai Capsules	Mar. 31, 2014 Fang Fengtongsheng Tablets	Mar. 31, 2013 Fang Fengtongsheng Tablets	Mar. 31, 2014 Fang Fengtongsheng Tablets	Mar. 31, 2013 Fang Fengtongsheng Tablets	Jun. 30, 2013 Fang Fengtongsheng Tablets	Jun. 30, 2012 Fang Fengtongsheng Tablets
Total Contract Amount Paid							$ 2,444,350	$ 2,426,910	$ 15,000,000	$ 2,133,925		$ 2,118,699
Research and Development Expense	25,699	1,995	88,450	5,985	7,800					0	0	0	0
Purchase Obligation	$ 3,661,770		$ 3,661,770			$ 5,036,761
Percentage of Total Sales														31.90%	29.20%	31.00%	30.80%	30.50%	22.80%	17.70%	12.30%	12.10%	17.70%	12.60%	9.10%	14.60%	22.90%	18.20%	15.20%	18.40%	16.60%	12.50%	12.80%	11.80%	12.60%	12.50%	10.60%	20.90%	19.60%	17.70%	21.10%	18.60%	18.30%